THE ALGER FUNDS II
QUARTERLY REPORT
January 31, 2026 (UNAUDITED)

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—107.1%
AEROSPACE & DEFENSE—2.1%
HEICO Corp., Cl. A	343,395	$ 87,424,933
APPAREL ACCESSORIES & LUXURY GOODS—0.4%
lululemon athletica, inc.*	87,794	15,320,053
APPLICATION SOFTWARE—3.9%
AppLovin Corp., Cl. A+,*	300,678	142,253,769
Cadence Design Systems, Inc.*	27,009	8,004,387
Palantir Technologies, Inc., Cl. A*	73,258	10,738,890

		160,997,046
AUTOMOBILE MANUFACTURERS—3.9%
Tesla, Inc.+,*	378,998	163,124,529
AUTOMOTIVE RETAIL—0.6%
Carvana Co.*	57,545	23,081,875
BIOTECHNOLOGY—4.1%
Abivax SA ADR*	280,615	31,190,357
Arrowhead Pharmaceuticals, Inc.*	354,349	24,567,016
Ascendis Pharma A/S ADR*	56,455	12,764,476
Biogen, Inc.*	126,197	22,701,578
Cogent Biosciences, Inc.*	339,731	12,199,740
Natera, Inc.*	294,154	67,990,756

		171,413,923
BROADLINE RETAIL—11.2%
Alibaba Group Holding Ltd. ADR	123,900	21,008,484
Amazon.com, Inc.+,*	1,500,874	359,159,148
MercadoLibre, Inc.*	13,353	28,679,440
Sea Ltd., Cl. A ADR+,*	471,358	54,908,494

		463,755,566
COAL & CONSUMABLE FUELS—1.2%
Cameco Corp.	370,521	45,718,586
Centrus Energy Corp., Cl. A*	7,000	1,947,960

		47,666,546
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.7%
Rocket Cos., Inc., Cl. A	1,701,765	30,512,646
CONSTRUCTION MATERIALS—0.5%
Martin Marietta Materials, Inc.	32,262	21,033,211
CONSUMER FINANCE—0.4%
Figure Technology Solutions, Inc., Cl. A*	274,241	15,598,828
DIVERSIFIED METALS & MINING—0.4%
MP Materials Corp., Cl. A*	285,881	16,801,226
ELECTRIC UTILITIES—1.2%
Constellation Energy Corp.	180,407	50,636,637
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—107.1% (CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Vertiv Holdings Co., Cl. A	119,026	$ 22,160,261
ENVIRONMENTAL & FACILITIES SERVICES—2.0%
GFL Environmental, Inc.+	1,936,651	83,179,160
HEALTH CARE DISTRIBUTORS—0.6%
Cardinal Health, Inc.	112,581	24,191,405
HEALTHCARE EQUIPMENT—1.2%
Intuitive Surgical, Inc.*	101,141	50,997,315
HEAVY ELECTRICAL EQUIPMENT—1.2%
GE Vernova, Inc.	66,401	48,231,694
HOME FURNISHINGS—0.1%
Somnigroup International, Inc.	65,000	5,710,250
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.8%
Talen Energy Corp.*	214,396	74,686,991
INTERACTIVE MEDIA & SERVICES—12.0%
Alphabet, Inc., Cl. C+	549,822	186,131,242
Meta Platforms, Inc., Cl. A+	435,851	312,287,241

		498,418,483
INTERNET SERVICES & INFRASTRUCTURE—2.8%
Cloudflare, Inc., Cl. A*	143,000	25,361,050
MongoDB, Inc., Cl. A*	89,276	33,150,857
Okta, Inc., Cl. A*	129,291	10,922,504
Shopify, Inc., Cl. A*	247,869	32,527,849
Snowflake, Inc., Cl. A*	83,277	16,047,478

		118,009,738
INVESTMENT BANKING & BROKERAGE—0.3%
Robinhood Markets, Inc., Cl. A*	103,653	10,311,400
LIFE SCIENCES TOOLS & SERVICES—0.6%
Repligen Corp.*	175,993	26,288,074
MANAGED HEALTHCARE—0.7%
UnitedHealth Group, Inc.	106,689	30,612,275
MOVIES & ENTERTAINMENT—2.7%
Liberty Media Corp. Series C Liberty Formula One*	299,756	26,084,767
Netflix, Inc.+,*	247,721	20,682,226
Roku, Inc., Cl. A*	115,608	11,005,882
Sphere Entertainment Co., Cl. A*	223,588	21,354,890
Spotify Technology SA*	64,588	32,316,606

		111,444,371
PHARMACEUTICALS—0.5%
AstraZeneca PLC ADR	94,723	8,787,453
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—107.1% (CONT.)
PHARMACEUTICALS—0.5% (CONT.)
Johnson & Johnson	50,000	$ 11,362,500

		20,149,953
SEMICONDUCTORS—23.8%
Astera Labs, Inc.*	324,753	48,914,297
Broadcom, Inc.+	434,309	143,886,572
NVIDIA Corp.+	3,399,950	649,832,443
Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	433,944	143,444,529

		986,077,841
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—0.3%
Celsius Holdings, Inc.*	212,404	11,146,962
SPECIALTY CHEMICALS—0.5%
DuPont de Nemours, Inc.	489,651	21,505,472
SYSTEMS SOFTWARE—14.2%
Microsoft Corp.+	1,075,571	462,807,445
Nebius Group NV, Cl. A+,*	1,498,693	127,673,657

		590,481,102
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—8.5%
Apple, Inc.+	963,992	250,136,644
Samsung Electronics Co., Ltd.	213,076	23,539,524
Western Digital Corp.	315,093	78,845,722

		352,521,890
TRADING COMPANIES & DISTRIBUTORS—2.2%
EquipmentShare.com, Inc., Cl. A*	418,212	13,006,393
QXO, Inc.*	3,434,462	76,176,367

		89,182,760
TOTAL COMMON STOCKS (Cost $1,775,730,348)		4,442,674,416
PREFERRED STOCKS—2.8%
APPLICATION SOFTWARE—2.0%
Databricks, Inc., Series J(a),*,@	325,466	61,838,540
SB Technology, Inc., Series E(a),*,@	1,146,050	19,723,521

		81,562,061
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.8%
Apptronik, Inc., Series A-X1(a),*,@	348,019	12,865,288
Figure AI, Inc., Series C(a),*,@	105,496	20,564,501

		33,429,789
TOTAL PREFERRED STOCKS (Cost $83,258,915)		114,991,850
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SPECIAL PURPOSE VEHICLE—0.3%
APPLICATION SOFTWARE—0.3%
Disruptive Technology Solutions LI, LLC(a),*,@		$ 11,308,000
(Cost $11,675,510)		11,308,000
SHORT-TERM SECURITIES—0.0%
MONEY MARKET FUNDS—0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	67,269	67,269
(Cost $67,269)		67,269

Total Investments (Cost $1,870,732,042)	110.2%	$4,569,041,535
Unaffiliated Securities (Cost $1,870,732,042)		4,569,041,535
Securities Sold Short (Proceeds $362,681,013)	(8.6)%	(358,251,665)
Liabilities in Excess of Other Assets	(1.5)%	(63,116,963)
NET ASSETS	100.0%	$4,147,672,907

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Apptronik, Inc., Series A-X1	1/29/26	$12,865,288	$12,865,288	0.3%
Databricks, Inc., Series J	12/17/24	30,105,605	61,838,540	1.5%
Disruptive Technology Solutions LI, LLC	11/4/25	11,675,510	11,308,000	0.3%
Figure AI, Inc., Series C	11/18/25	20,564,501	20,564,501	0.5%
SB Technology, Inc., Series E	10/23/24-12/18/24	19,723,521	19,723,521	0.5%
Total		$94,934,425	$126,299,850	3.1%
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(4.9)%
ADVERTISING—(0.1)%
Omnicom Group, Inc.	(53,503)	$(4,121,871)
AEROSPACE & DEFENSE—(0.4)%
Lockheed Martin Corp.	(24,158)	(15,321,487)
AGRICULTURAL & FARM MACHINERY—(0.2)%
Toro Co.	(72,523)	(6,635,854)
APPLICATION SOFTWARE—(0.3)%
Dynatrace Inc*	(45,688)	(1,740,256)
RingCentral, Inc., Cl. A*	(213,890)	(5,535,473)
Salesforce, Inc.	(18,500)	(3,927,365)
SAP SE ADR	(8,502)	(1,709,242)
Tyler Technologies, Inc.*	(10,106)	(3,733,156)

		(16,645,492)
AUTOMOTIVE RETAIL—(0.1)%
Advance Auto Parts, Inc.	(64,000)	(3,072,640)
BREWERS—(0.1)%
Molson Coors Beverage Co., Cl.B	(117,042)	(5,622,698)
COMMUNICATIONS EQUIPMENT—(0.1)%
Motorola Solutions, Inc.	(15,807)	(6,362,950)
DATA PROCESSING & OUTSOURCED SERVICES—(0.1)%
Genpact, Ltd.	(138,098)	(6,090,122)
ELECTRONIC EQUIPMENT & INSTRUMENTS—(0.2)%
Zebra Technologies Corp., Cl.A*	(32,591)	(7,658,233)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.1)%
CF Industries Holdings, Inc.	(49,175)	(4,584,585)
HEALTHCARE EQUIPMENT—(0.4)%
ResMed, Inc.	(25,000)	(6,457,750)
Stryker Corp	(17,500)	(6,467,300)

		(12,925,050)
HEALTHCARE FACILITIES—(0.1)%
HCA Healthcare, Inc.	(8,963)	(4,376,364)
HOUSEHOLD PRODUCTS—(0.1)%
The Clorox Co.	(35,507)	(4,004,835)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.2)%
Paychex, Inc.	(92,498)	(9,539,319)
INSURANCE BROKERS—(0.1)%
Aon PLC, Cl.A	(10,755)	(3,760,378)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(4.9)% (CONT.)
IT CONSULTING & OTHER SERVICES—(0.3)%
Accenture PLC, Cl. A	(15,552)	$(4,100,129)
Capgemini SE	(26,452)	(4,110,065)
Infosys, Ltd. ADR	(238,259)	(4,188,593)

		(12,398,787)
OTHER SPECIALTY RETAIL—(0.1)%
Chewy, Inc., Cl.A*	(131,732)	(3,834,719)
PASSENGER GROUND TRANSPORTATION—(0.3)%
Uber Technologies, Inc.*	(175,756)	(14,069,268)
SEMICONDUCTORS—(0.6)%
Marvell Technology, Inc.	(49,289)	(3,889,888)
NXP Semiconductors NV	(11,775)	(2,662,798)
ON Semiconductor Corp.*	(100,573)	(6,023,317)
QUALCOMM, Inc.	(25,489)	(3,863,877)
STMicroelectronics NV	(276,621)	(7,714,960)

		(24,154,840)
SYSTEMS SOFTWARE—(0.6)%
Check Point Software Technologies, Ltd.*	(31,359)	(5,629,254)
Fortinet, Inc.*	(82,000)	(6,663,320)
Teradata Corp.*	(426,625)	(12,167,345)

		(24,459,919)
TECHNOLOGY DISTRIBUTORS—(0.1)%
CDW Corp.	(31,000)	(3,918,090)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.3)%
HP, Inc.	(260,759)	(5,069,155)
Logitech International SA	(54,728)	(4,697,851)
NetApp, Inc.	(58,333)	(5,620,385)

		(15,387,391)
TOTAL COMMON STOCKS (Proceeds $216,442,002)		$(208,944,892)

EXCHANGE TRADED FUNDS—(3.7)%
MARKET INDICES—(3.4)%
Invesco QQQ Trust Series 1	(10,456)	(6,502,273)
iShares Expanded Tech-Software Sector ETF	(56,348)	(5,088,788)
iShares MSCI India ETF	(219,644)	(11,364,381)
SPDR Dow Jones Industrial Average ETF Trust	(78,512)	(38,394,723)
SPDR S&P 500 ETF Trust	(51,867)	(35,890,408)
State Street SPDR Portfolio S&P 500 Value ETF	(707,705)	(41,167,200)

		(138,407,773)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER SPECTRA FUND
Schedule of Investments - Securities Sold Short January 31, 2026 (Unaudited) (Continued)

EXCHANGE TRADED FUNDS—(3.7)% (CONT.)
MULTI-UTILITIES—(0.3)%
Utilities Select Sector SPDR Fund	(252,000)	$(10,899,000)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $146,239,011)		$(149,306,773)
Total Securities Sold Short (Proceeds $362,681,013)		$(358,251,665)

ADR	American Depositary Receipts
ETF	Exchange-Traded Fund
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—83.3%
AEROSPACE & DEFENSE—3.5%
AAR Corp.*	11,561	$ 1,224,426
Cadre Holdings, Inc.	14,636	585,586
HEICO Corp.+	2,826	935,152
HEICO Corp., Cl. A	5,751	1,464,147
Kratos Defense & Security Solutions, Inc.+,*	1,149	118,358
Loar Holdings, Inc.*	4,208	288,585
StandardAero, Inc.*	316	9,761
TransDigm Group, Inc.+	2,099	2,996,406
VSE Corp.	1,539	336,379
York Space Systems, Inc.*	1,670	56,697

		8,015,497
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Amer Sports, Inc.*	35,485	1,299,815
Capri Holdings Ltd.*	35,296	796,631
lululemon athletica, inc.+,*	4,652	811,774

		2,908,220
APPAREL RETAIL—1.2%
Gap, Inc.	97,934	2,740,193
APPLICATION SOFTWARE—2.9%
Agilysys, Inc.*	1,111	96,379
AppLovin Corp., Cl. A+,*	6,247	2,955,518
HubSpot, Inc.*	27	7,560
Manhattan Associates, Inc.*	6,765	1,021,583
nCino, Inc.*	21,887	467,288
SPS Commerce, Inc.+,*	209	18,655
Unity Software, Inc.+,*	70,280	2,045,148
Vertex, Inc., Cl. A+,*	3,707	68,765

		6,680,896
ASSET MANAGEMENT & CUSTODY BANKS—2.2%
Blackstone, Inc.	8,753	1,246,602
Hamilton Lane, Inc., Cl. A+	2,231	315,107
KKR & Co., Inc.	10,239	1,169,908
StepStone Group, Inc., Cl. A+	22,473	1,588,616
T. Rowe Price Group, Inc.	6,755	713,869

		5,034,102
BIOTECHNOLOGY—5.3%
Abivax SA ADR*	7,593	843,962
ACADIA Pharmaceuticals, Inc.+,*	39,917	1,003,114
Arrowhead Pharmaceuticals, Inc.*	15,969	1,107,131
Ascendis Pharma A/S ADR*	4,058	917,514
Biogen, Inc.*	7,923	1,425,268
BioMarin Pharmaceutical, Inc.+,*	411	23,238
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—83.3% (CONT.)
BIOTECHNOLOGY—5.3% (CONT.)
Forte Biosciences, Inc.*	30,576	$ 894,960
Natera, Inc.+,*	20,429	4,721,959
Palvella Therapeutics, Inc.*	10,865	833,237
Ultragenyx Pharmaceutical, Inc.*	8,373	201,538
Veracyte, Inc.*	5,740	218,579

		12,190,500
BROADLINE RETAIL—6.4%
Amazon.com, Inc.+,*	36,856	8,819,641
MercadoLibre, Inc.+,*	894	1,920,124
Ollie's Bargain Outlet Holdings, Inc.+,*	4,040	445,653
Sea Ltd., Cl. A ADR+,*	28,782	3,352,815

		14,538,233
CARGO GROUND TRANSPORTATION—0.2%
RXO, Inc.*	11,236	163,821
XPO, Inc.*	1,278	189,284

		353,105
COMMERCIAL & RESIDENTIAL MORTGAGE FINANCE—0.3%
Rocket Cos., Inc., Cl. A	42,914	769,448
CONSTRUCTION & ENGINEERING—1.0%
Cardinal Infrastructure Group, Inc., Cl. A*	6,780	170,788
Everus Construction Group, Inc.*	2,381	210,695
Legence Corp., Cl. A*	11,842	555,508
Sterling Infrastructure, Inc.*	850	304,224
Tutor Perini Corp.	12,005	947,074

		2,188,289
CONSUMER FINANCE—0.7%
Figure Technology Solutions, Inc., Cl. A*	13,617	774,535
Upstart Holdings, Inc.+,*	22,923	899,728

		1,674,263
DATA PROCESSING & OUTSOURCED SERVICES—0.0%
Verra Mobility Corp.*	3,754	72,452
DIVERSIFIED METALS & MINING—0.9%
MP Materials Corp., Cl. A*	34,831	2,047,018
EDUCATION SERVICES—0.1%
Stride, Inc.*	1,788	151,265
ELECTRIC UTILITIES—0.3%
Constellation Energy Corp.	2,588	726,400
ELECTRICAL COMPONENTS & EQUIPMENT—2.5%
Enovix Corp.+,*	627,348	4,153,044
Vertiv Holdings Co., Cl. A	8,841	1,646,017

		5,799,061
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—83.3% (CONT.)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
Keysight Technologies, Inc.*	5,173	$ 1,119,075
Novanta, Inc.*	3,159	425,012

		1,544,087
ENVIRONMENTAL & FACILITIES SERVICES—0.3%
Casella Waste Systems, Inc., Cl. A+,*	1,844	186,022
Montrose Environmental Group, Inc.+,*	14,032	312,633
Waste Connections, Inc.+	638	106,929

		605,584
FINANCIAL EXCHANGES & DATA—0.0%
Miami International Holdings, Inc.*	460	19,196
HEALTH CARE DISTRIBUTORS—1.6%
Cardinal Health, Inc.	8,255	1,773,835
McKesson Corp.+	2,125	1,766,321

		3,540,156
HEALTHCARE EQUIPMENT—1.7%
Artivion, Inc.*	26,760	1,091,005
Glaukos Corp.*	1,620	193,395
Impulse Dynamics PLC, Series A(a),*,@	3,485,265	128,955
Inmode, Ltd.*	10,163	159,661
Intuitive Surgical, Inc.+,*	4,553	2,295,714

		3,868,730
HEALTHCARE FACILITIES—1.5%
Tenet Healthcare Corp.+,*	18,449	3,492,027
HEALTHCARE SERVICES—1.2%
CVS Health Corp.	10,548	786,037
Guardant Health, Inc.*	9,630	1,098,205
RadNet, Inc.*	11,586	812,179

		2,696,421
HEALTHCARE SUPPLIES—0.1%
Neogen Corp.*	30,566	312,384
HEALTHCARE TECHNOLOGY—0.4%
Schrodinger, Inc.*	60,583	846,344
Waystar Holding Corp.*	1,442	38,300

		884,644
HEAVY ELECTRICAL EQUIPMENT—2.0%
GE Vernova, Inc.+	6,268	4,552,887
HOME FURNISHINGS—0.5%
Somnigroup International, Inc.	14,301	1,256,343
HOTELS RESORTS & CRUISE LINES—0.9%
Airbnb, Inc., Cl. A*	13,052	1,688,537
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—83.3% (CONT.)
HOTELS RESORTS & CRUISE LINES—0.9% (CONT.)
Lindblad Expeditions Holdings, Inc.*	26,490	$ 441,589

		2,130,126
HOUSEHOLD APPLIANCES—0.6%
SharkNinja, Inc.*	11,713	1,384,477
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.3%
First Advantage Corp.*	13,317	179,779
Paylocity Holding Corp.+,*	4,116	555,578

		735,357
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—1.6%
Talen Energy Corp.+,*	10,282	3,581,837
INSURANCE BROKERS—0.1%
Accelerant Holdings, Cl. A*	8,896	121,519
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.+,*	3,914	862,254
INTERACTIVE MEDIA & SERVICES—5.3%
Alphabet, Inc., Cl. A+	22,327	7,546,526
Meta Platforms, Inc., Cl. A+	6,476	4,640,054

		12,186,580
INTERNET SERVICES & INFRASTRUCTURE—5.0%
Cloudflare, Inc., Cl. A*	16,312	2,892,933
DigitalOcean Holdings, Inc.*	2,626	145,087
MongoDB, Inc., Cl. A*	6,602	2,451,521
Okta, Inc., Cl. A*	23,980	2,025,830
Shopify, Inc., Cl. A*	15,215	1,996,664
Twilio, Inc., Cl. A*	15,456	1,861,830

		11,373,865
INVESTMENT BANKING & BROKERAGE—0.8%
Goldman Sachs Group, Inc.	1,683	1,574,295
Piper Sandler Cos.	843	291,973

		1,866,268
LEISURE FACILITIES—0.2%
Planet Fitness, Inc., Cl. A+,*	5,478	498,717
LIFE SCIENCES TOOLS & SERVICES—0.2%
Repligen Corp.+,*	3,668	547,889
MANAGED HEALTHCARE—0.4%
Progyny, Inc.+,*	41,031	979,410
MOVIES & ENTERTAINMENT—1.6%
Netflix, Inc.+,*	2,460	205,385
Roku, Inc., Cl. A*	20,142	1,917,518
Sphere Entertainment Co., Cl. A*	7,142	682,133
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—83.3% (CONT.)
MOVIES & ENTERTAINMENT—1.6% (CONT.)
Spotify Technology SA+,*	1,732	$ 866,606

		3,671,642
OTHER SPECIALTY RETAIL—0.4%
National Vision Holdings, Inc.*	32,775	863,621
PASSENGER AIRLINES—0.4%
Joby Aviation, Inc.*	85,353	902,181
PERSONAL CARE PRODUCTS—1.6%
e.l.f. Beauty, Inc.*	15,126	1,285,559
The Estee Lauder Cos, Inc., Cl. A+	19,993	2,304,793

		3,590,352
PHARMACEUTICALS—5.4%
AstraZeneca PLC ADR	15,990	1,483,392
Eli Lilly & Co.+	3,538	3,669,437
Johnson & Johnson+	31,589	7,178,600

		12,331,429
PROPERTY & CASUALTY INSURANCE—0.2%
Neptune Insurance Holdings, Inc., Cl. A*	844	21,522
Palomar Holdings, Inc.*	4,269	527,606

		549,128
REAL ESTATE SERVICES—1.1%
Compass, Inc., Cl. A*	11,167	139,811
FirstService Corp.+	14,676	2,278,596

		2,418,407
REGIONAL BANKS—0.2%
M&T Bank Corp.	2,090	463,081
RESTAURANTS—1.6%
Brinker International, Inc.*	5,293	834,812
DoorDash, Inc., Cl. A*	6,078	1,243,680
First Watch Restaurant Group, Inc.*	14,730	235,533
Shake Shack, Inc., Cl. A*	11,495	1,018,112
Wingstop, Inc.	1,028	272,862

		3,604,999
SEMICONDUCTOR MATERIALS & EQUIPMENT—1.2%
Applied Materials, Inc.	2,721	877,033
ASML Holding NV ADR	660	939,180
Lam Research Corp.	4,022	938,976

		2,755,189
SEMICONDUCTORS—7.8%
Astera Labs, Inc.+,*	13,661	2,057,620
Impinj, Inc.*	2,675	369,418
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—83.3% (CONT.)
SEMICONDUCTORS—7.8% (CONT.)
NVIDIA Corp.+	40,532	$ 7,746,881
Semtech Corp.*	15,094	1,203,746
Taiwan Semiconductor Manufacturing Co., Ltd. ADR+	19,578	6,471,704

		17,849,369
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.6%
Celsius Holdings, Inc.+,*	68,168	3,577,457
SYSTEMS SOFTWARE—2.0%
Nebius Group NV, Cl. A+,*	52,911	4,507,488
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Western Digital Corp.+	12,647	3,164,659
TRADING COMPANIES & DISTRIBUTORS—1.9%
EquipmentShare.com, Inc., Cl. A*	24,883	773,861
QXO, Inc.+,*	137,804	3,056,493
SiteOne Landscape Supply, Inc.+,*	2,063	296,123
Xometry, Inc., Cl. A*	1,931	110,318

		4,236,795
TRANSACTION & PAYMENT PROCESSING SERVICES—0.3%
Toast, Inc., Cl. A*	25,111	781,203
TOTAL COMMON STOCKS (Cost $161,137,377)		190,196,700
PREFERRED STOCKS—1.8%
APPLICATION SOFTWARE—0.9%
SB Technology, Inc., Series E(a),*,@	114,903	1,977,481
HEALTHCARE EQUIPMENT—0.4%
Impulse Dynamics PLC, Series F-3(a),*,@	13,695,990	780,671
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Apptronik, Inc., Series A-X1(a),*,@	12,005	443,791
Figure AI, Inc., Series C(a),*,@	4,029	785,380

		1,229,171
TOTAL PREFERRED STOCKS (Cost $3,923,181)		3,987,323
RIGHTS—0.0%
BIOTECHNOLOGY—0.0%
Tolero CDR(a),*,@	126,108	—
TOTAL RIGHTS (Cost $67,639)		—
SPECIAL PURPOSE VEHICLE—0.4%
APPLICATION SOFTWARE—0.4%
Disruptive Technology Solutions LI, LLC(a),*,@		874,000
(Cost $902,405)		874,000
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—9.7%
MONEY MARKET FUNDS—3.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	7,226,970	$ 7,226,970
(Cost $7,226,970)		7,226,970
U.S. TREASURY OBLIGATIONS—6.6%
United States Treasury Bill, 0.00%, 2/3/26	15,000,000	14,995,700
(Cost $14,995,700)		14,995,700
TOTAL SHORT-TERM SECURITIES (Cost $22,222,670)		22,222,670

SECURITY NAME/ EXPIRATION DATE/ STRIKE PRICE	NOTIONAL AMOUNT	COUNTERPARTY	NUMBER OF CONTRACTS	VALUE
PURCHASED PUT OPTIONS—0.2%
EXCHANGE-TRADED OPTIONS PURCHASED—0.2%
Invesco QQQ Trust Series 1, 2/20/2026, $605	18,345,165	BNP Paribas	295	185,555
S&P 500 Index, 2/20/2026, $6,700	18,041,478	BNP Paribas	26	83,720
Trump Media & Technology Group Corp., 1/15/2027, $30	153,360	Bank of America	120	198,600

				467,875
TOTAL PURCHASED PUT OPTIONS (Cost $905,638)				467,875

Total Investments (Cost $189,158,910)			95.4%	$217,748,568
Unaffiliated Securities (Cost $189,158,910)				217,748,568
Securities Sold Short (Proceeds $65,396,525)			(25.9)%	(59,002,274)
Other Assets in Excess of Liabilities			30.4%	69,474,799
NET ASSETS			100.0%	$228,221,093

ADR	American Depositary Receipts
CDR	Contingent Deferred Rights

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
+	All or a portion of this security is held as collateral for securities sold short.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Apptronik, Inc., Series A-X1	1/29/26	$443,791	$443,791	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25	902,405	874,000	0.4%
Figure AI, Inc., Series C	11/18/25	785,380	785,380	0.3%
Impulse Dynamics PLC, Series A	2/11/22	3,485,265	128,955	0.0%
Impulse Dynamics PLC, Series F-3	6/2/2023	716,529	780,671	0.4%
SB Technology, Inc., Series E	10/23/24	1,977,481	1,977,481	0.9%
Tolero CDR	2/6/17	67,639	—	0.0%
Total		$8,378,490	$4,990,278	2.2%
Over the counter - Contracts for difference outstanding as of January 31, 2026:

Contract Amount	Counterparty	Reference Company	Market Value	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
(6,900)	Goldman Sachs & Co.	Goldman Sachs Biotech High Cash Percentage of Market Cap Basket	$46,481	$46,481	$—	$46,481
(20,689)	Goldman Sachs & Co.	Goldman Sachs U.S. Momentum Short Basket	106,396	106,396	—	106,396
(5,949)	BNP Paribas	SES AI Corp.	(3,537)	—	(3,537)	(3,537)
Total			$149,340	$152,877	$(3,537)	$149,340
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—(25.8)%
ADVERTISING—(0.4)%
Omnicom Group, Inc.	(10,477)	$(807,148)
APPLICATION SOFTWARE—(3.5)%
Aurora Innovation, Inc., Cl. A*	(316,372)	(1,328,762)
Blackbaud, Inc.*	(12,701)	(682,044)
Circle Internet Group, Inc., Cl. A*	(6,752)	(431,655)
Datadog, Inc., Cl. A*	(14,874)	(1,923,506)
Figma, Inc., Cl. A*	(12,945)	(335,534)
Intuit, Inc.	(1,598)	(797,274)
Klaviyo, Inc., Cl. A*	(36,481)	(810,243)
PAR Technology Corp.*	(19,124)	(501,240)
Porch Group Inc*	(41,762)	(329,502)
Procore Technologies, Inc.*	(6,825)	(385,544)
SoundHound AI, Inc., Cl. A*	(3,111)	(26,319)
Tyler Technologies, Inc.*	(1,793)	(662,334)

		(8,213,957)
AUTOMOBILE MANUFACTURERS—0.0%
Fisker, Inc.(a)	(55,316)	—
Lucid Group, Inc.*	(5,132)	(56,811)

		(56,811)
AUTOMOTIVE PARTS & EQUIPMENT—0.0%
QuantumScape Corp., Cl. A*	(7,018)	(62,109)
BIOTECHNOLOGY—(0.5)%
Soleno Therapeutics, Inc.*	(30,760)	(1,186,106)
BROADLINE RETAIL—(0.4)%
Macy's, Inc.	(41,139)	(823,603)
BUILDING PRODUCTS—(0.6)%
A.O. Smith Corp.	(5,551)	(407,943)
Advanced Drainage Systems, Inc.	(2,831)	(430,425)
Allegion PLC	(2,372)	(392,305)

		(1,230,673)
CONSTRUCTION & ENGINEERING—(0.1)%
Ameresco, Inc., Cl.A*	(3,988)	(124,984)
CONSUMER STAPLES MERCHANDISE RETAIL—(3.2)%
Costco Wholesale Corp.	(4,864)	(4,573,376)
Dollar General Corp.	(5,832)	(836,484)
Target Corp.	(18,047)	(1,903,417)

		(7,313,277)
DATA CENTER—(0.4)%
Fermi, Inc.*	(95,707)	(834,565)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(25.8)% (CONT.)
EDUCATION SERVICES—(0.4)%
McGraw Hill, Inc.*	(57,299)	$(845,160)
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.0%
SmartRent, Inc.*	(11,841)	(19,182)
ELECTRONIC MANUFACTURING SERVICES—(0.7)%
IPG Photonics Corp.*	(16,437)	(1,518,943)
FERTILIZERS & AGRICULTURAL CHEMICALS—(0.6)%
CF Industries Holdings, Inc.	(14,542)	(1,355,751)
FOOD RETAIL—(0.4)%
Maplebear, Inc.*	(27,491)	(1,021,566)
FOOTWEAR—(0.4)%
NIKE, Inc., Cl.B	(13,720)	(848,033)
HEALTHCARE EQUIPMENT—(1.6)%
Beta Bionics, Inc.*	(28,824)	(398,636)
Masimo Corp.*	(6,705)	(920,798)
ResMed, Inc.	(5,042)	(1,302,399)
Stryker Corp	(2,606)	(963,073)

		(3,584,906)
HEALTHCARE FACILITIES—(1.4)%
Encompass Health Corp.	(12,270)	(1,159,883)
HCA Healthcare, Inc.	(2,403)	(1,173,313)
US Physical Therapy, Inc.	(11,292)	(947,060)

		(3,280,256)
HEALTHCARE SERVICES—(0.7)%
Chrome Holding Co., Cl. A	(3,023)	—
DaVita, Inc.*	(9,720)	(1,062,785)
DocGo, Inc.*	(4,671)	(3,581)
Quest Diagnostics, Inc.	(2,331)	(435,967)

		(1,502,333)
HEALTHCARE TECHNOLOGY—0.0%
Simulations Plus, Inc.*	(3,173)	(53,592)
HOME IMPROVEMENT RETAIL—(0.2)%
Floor & Decor Holdings, Inc., Cl.A*	(5,820)	(383,887)
HOTELS RESORTS & CRUISE LINES—(0.8)%
Booking Holdings, Inc.	(372)	(1,860,685)
HOUSEHOLD PRODUCTS—(0.8)%
Church & Dwight Co., Inc.	(17,844)	(1,717,485)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.4)%
Paychex, Inc.	(6,433)	(663,435)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(25.8)% (CONT.)
HUMAN RESOURCE & EMPLOYMENT SERVICES—(0.4)% (CONT.)
Paycom Software, Inc.	(1,144)	$(154,154)

		(817,589)
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—(0.3)%
Kadant, Inc.	(1,409)	(452,345)
Symbotic, Inc.*	(3,794)	(206,280)
Velo3D, Inc.*	(751)	(9,891)

		(668,516)
INTERACTIVE MEDIA & SERVICES—(0.4)%
Reddit, Inc., Cl. A*	(3,672)	(661,952)
Rumble, Inc.*	(45,875)	(261,029)
Trump Media & Technology Group Corp.*	(2,738)	(34,992)

		(957,973)
INTERNET SERVICES & INFRASTRUCTURE—(0.5)%
Snowflake, Inc., Cl.A*	(6,260)	(1,206,302)
IT CONSULTING & OTHER SERVICES—(0.1)%
Grid Dynamics Holdings, Inc.*	(15,112)	(124,976)
LEISURE FACILITIES—(0.6)%
Vail Resorts, Inc.	(10,178)	(1,354,387)
LIFE SCIENCES TOOLS & SERVICES—(0.1)%
Medpace Holdings, Inc.*	(324)	(188,724)
MANAGED HEALTHCARE—(0.9)%
Clover Health Investments Corp., Cl. A*	(238,488)	(534,213)
Elevance Health, Inc.	(4,684)	(1,619,446)

		(2,153,659)
MOVIES & ENTERTAINMENT—(0.4)%
The Walt Disney Co.	(8,068)	(910,070)
OTHER SPECIALTY RETAIL—0.0%
Ulta Beauty, Inc.*	(140)	(90,630)
PACKAGED FOODS & MEATS—(0.1)%
Vital Farms, Inc.*	(6,185)	(175,963)
PASSENGER GROUND TRANSPORTATION—(1.0)%
Lyft, Inc., Cl. A*	(64,031)	(1,080,203)
Uber Technologies, Inc.*	(15,680)	(1,255,184)

		(2,335,387)
PROPERTY & CASUALTY INSURANCE—0.0%
Lemonade, Inc.*	(958)	(83,087)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER DYNAMIC OPPORTUNITIES FUND
Schedule of Investments - Securities Sold Short January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—(25.8)% (CONT.)
REAL ESTATE OPERATING COMPANIES—0.0%
Seritage Growth Properties, Cl.A*	(31,596)	$(104,267)
REAL ESTATE SERVICES—0.0%
Opendoor Technologies, Inc.*	(1,450)	(7,468)
REGIONAL BANKS—(0.3)%
Atlantic Union Bankshares Corp.	(2,686)	(104,324)
Bank OZK	(2,663)	(126,652)
Eagle Bancorp, Inc.	(17,284)	(462,520)

		(693,496)
RESTAURANTS—(1.5)%
Cava Group, Inc.*	(26,022)	(1,577,454)
Starbucks Corp.	(9,135)	(839,963)
Texas Roadhouse, Inc.	(4,910)	(883,113)

		(3,300,530)
SEMICONDUCTORS—(0.8)%
indie Semiconductor, Inc., Cl. A*	(64,442)	(264,212)
Power Integrations, Inc.	(10,762)	(494,406)
QUALCOMM, Inc.	(8,206)	(1,243,948)

		(2,002,566)
SYSTEMS SOFTWARE—(0.6)%
Crowdstrike Holdings, Inc., Cl.A*	(2,880)	(1,271,246)
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—(0.7)%
HP, Inc.	(85,842)	(1,668,769)
TOTAL COMMON STOCKS (Proceeds $65,140,722)		$(58,760,617)
REAL ESTATE INVESTMENT TRUSTS—(0.1)%
OFFICE REITS—(0.1)%
Easterly Government Properties, Inc.	(8,388)	(196,195)
Empire State Realty Trust, Inc.	(6,857)	(45,462)

		(241,657)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $255,803)		$(241,657)
Total Securities Sold Short (Proceeds $65,396,525)		$(59,002,274)

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—99.3%
ARGENTINA—1.9%
AIRPORT SERVICES—1.9%
Corp. America Airports SA *	13,258	$ 392,967
(Cost $292,225)
BRAZIL—7.9%
AEROSPACE & DEFENSE—2.2%
Embraer SA ADR	6,021	442,303
BROADLINE RETAIL—1.5%
MercadoLibre, Inc. *	145	311,429
DIVERSIFIED BANKS—2.7%
NU Holdings, Ltd., Cl. A *	31,352	556,498
ENVIRONMENTAL & FACILITIES SERVICES—1.5%
Orizon Valorizacao de Residuos SA *	21,099	298,800

TOTAL BRAZIL (Cost $840,420)		1,609,030
CHINA—21.9%
BIOTECHNOLOGY—2.1%
BeOne Medicines, Ltd., Cl. H *	15,911	419,620
BROADLINE RETAIL—3.0%
Alibaba Group Holding Ltd.	28,426	604,723
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—3.7%
Weichai Power Co., Ltd., Cl. H	225,290	763,650
INTERACTIVE MEDIA & SERVICES—7.6%
Tencent Holdings, Ltd.	20,258	1,557,066
PHARMACEUTICALS—1.0%
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Cl. H *	24,312	213,124
SEMICONDUCTOR MATERIALS & EQUIPMENT—2.3%
NAURA Technology Group Co., Ltd., Cl. A	6,828	466,220
SEMICONDUCTORS—0.8%
Cambricon Technologies Corp., Ltd., Cl. A *	922	166,855
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—1.4%
Xiaomi Corp., Cl. B *	63,232	286,224

TOTAL CHINA (Cost $3,530,849)		4,477,482
GREECE—4.8%
DIVERSIFIED BANKS—2.8%
National Bank of Greece SA	32,403	572,057
INDUSTRIAL CONGLOMERATES—2.0%
Metlen Energy & Metals PLC *	7,615	414,510

TOTAL GREECE (Cost $646,530)		986,567
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.3% (CONT.)
HUNGARY—3.0%
DIVERSIFIED BANKS—3.0%
OTP Bank Nyrt	4,883	$ 614,438
(Cost $419,379)
INDIA—11.0%
AEROSPACE & DEFENSE—2.8%
Bharat Electronics, Ltd.	116,678	570,027
CONSUMER FINANCE—1.5%
Bajaj Finance, Ltd.	30,700	310,603
DIVERSIFIED BANKS—2.0%
ICICI Bank, Ltd. ADR	14,219	416,475
FINANCIAL EXCHANGES & DATA—0.8%
Multi Commodity Exchange of India Ltd.	5,946	163,778
HEALTHCARE FACILITIES—0.7%
Max Healthcare Institute, Ltd.	13,777	143,462
MOTORCYCLE MANUFACTURERS—2.0%
TVS Motor Co., Ltd.	10,008	400,614
REAL ESTATE DEVELOPMENT—1.2%
Godrej Properties, Ltd. *	13,570	232,939

TOTAL INDIA (Cost $1,819,185)		2,237,898
MEXICO—4.1%
CONSUMER FINANCE—2.2%
Gentera SAB de CV	166,529	462,824
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—1.9%
Arca Continental SAB de CV	34,077	383,844

TOTAL MEXICO (Cost $788,683)		846,668
PERU—2.6%
DIVERSIFIED BANKS—2.6%
Credicorp Ltd.	1,464	522,399
(Cost $382,727)
PHILIPPINES—2.5%
MARINE PORTS & SERVICES—2.5%
International Container Terminal Services, Inc.	47,017	514,975
(Cost $210,357)
SINGAPORE—1.3%
BROADLINE RETAIL—1.3%
Sea Ltd., Cl. A ADR*	2,186	254,647
(Cost $352,356)
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—99.3% (CONT.)
SOUTH AFRICA—1.3%
FOOD RETAIL—1.3%
Shoprite Holdings, Ltd.	15,572	$ 256,922
(Cost $253,782)
SOUTH KOREA—14.7%
AEROSPACE & DEFENSE—1.8%
Hanwha Aerospace Co., Ltd.	395	355,572
HEAVY ELECTRICAL EQUIPMENT—2.4%
HD Hyundai Electric Co., Ltd.	805	493,179
INVESTMENT BANKING & BROKERAGE—2.6%
Samsung Securities Co., Ltd.	8,526	535,161
LIFE SCIENCES TOOLS & SERVICES—0.9%
Samsung Biologics Co., Ltd. *	153	184,902
SEMICONDUCTORS—4.5%
SK hynix, Inc.	1,474	920,332
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.5%
Samsung Electronics Co., Ltd.	4,622	510,615

TOTAL SOUTH KOREA (Cost $2,101,471)		2,999,761
TAIWAN—15.0%
SEMICONDUCTORS—15.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	48,320	2,671,900
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,205	398,325

TOTAL TAIWAN (Cost $970,637)		3,070,225
UNITED ARAB EMIRATES—2.1%
DIVERSIFIED REAL ESTATE ACTIVITIES—2.1%
Aldar Properties PJSC	166,075	434,155
(Cost $228,884)
UNITED STATES—5.2%
CONSUMER STAPLES MERCHANDISE RETAIL—2.8%
PriceSmart, Inc.	4,039	574,386
EDUCATION SERVICES—2.4%
Laureate Education, Inc. *	13,984	479,651

TOTAL UNITED STATES (Cost $693,722)		1,054,037
TOTAL COMMON STOCKS (Cost $13,531,207)		20,272,171
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER EMERGING MARKETS FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.0%
INDIA—0.0%
MOTORCYCLE MANUFACTURERS—0.0%
TVS Motor Co., Ltd.*	41,536	$ 4,515
(Cost $0)		4,515

MONEY MARKET FUNDS—0.9%
UNITED STATES—0.9%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(a)	176,979	$ 176,979
(Cost $176,979)

Total Investments (Cost $13,708,186)	100.2%	$20,453,665
Unaffiliated Securities (Cost $13,708,186)		20,453,665
Liabilities in Excess of Other Assets	(0.2)%	(33,236)
NET ASSETS	100.0%	$20,420,429

ADR	American Depositary Receipts

(a)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2026 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.4%
APPLICATION SOFTWARE—6.6%
Adobe, Inc.*	3,921	$ 1,149,834
AppLovin Corp., Cl. A*	7,785	3,683,161
Autodesk, Inc.*	2,105	532,291
Intuit, Inc.	757	377,683
Salesforce, Inc.	3,137	665,954
Trimble, Inc.*	4,998	337,865

		6,746,788
AUTOMOBILE MANUFACTURERS—2.7%
Tesla, Inc.*	6,430	2,767,536
BIOTECHNOLOGY—2.4%
AbbVie, Inc.	2,597	579,157
Biogen, Inc.*	3,110	559,458
BioNTech SE ADR*	1,407	160,046
Vertex Pharmaceuticals, Inc.*	2,424	1,139,038

		2,437,699
BROADLINE RETAIL—8.7%
Amazon.com, Inc.*	32,573	7,794,719
MercadoLibre, Inc.*	530	1,138,329

		8,933,048
DIVERSIFIED SUPPORT SERVICES—0.4%
Cintas Corp.	2,418	462,781
ELECTRIC UTILITIES—1.3%
Constellation Energy Corp.	2,754	772,993
NextEra Energy, Inc.	6,003	527,663

		1,300,656
ELECTRICAL COMPONENTS & EQUIPMENT—2.7%
Eaton Corp. PLC	1,531	538,024
Nextpower, Inc., Cl. A*	5,997	702,189
Vertiv Holdings Co., Cl. A	8,169	1,520,904

		2,761,117
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.5%
Itron, Inc.*	4,717	467,360
ELECTRONIC MANUFACTURING SERVICES—1.8%
Flex, Ltd.*	28,867	1,819,776
ENVIRONMENTAL & FACILITIES SERVICES—0.9%
Tetra Tech, Inc.	12,192	459,151
Veralto Corp.	5,192	513,904

		973,055
FINANCIAL EXCHANGES & DATA—1.4%
S&P Global, Inc.	2,728	1,439,811
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
HEALTHCARE EQUIPMENT—0.5%
Intuitive Surgical, Inc.*	1,042	$ 525,397
HEAVY ELECTRICAL EQUIPMENT—1.5%
GE Vernova, Inc.	2,121	1,540,631
HOME IMPROVEMENT RETAIL—1.3%
The Home Depot, Inc.	3,499	1,310,690
HOUSEHOLD PRODUCTS—0.7%
The Procter & Gamble Co.	4,791	727,130
INDUSTRIAL MACHINERY & SUPPLIES & COMPONENTS—0.5%
Xylem, Inc.	3,430	472,894
INTERACTIVE HOME ENTERTAINMENT—0.4%
Take-Two Interactive Software, Inc.*	1,703	375,171
INTERACTIVE MEDIA & SERVICES—8.2%
Alphabet, Inc., Cl. A	15,133	5,114,954
Alphabet, Inc., Cl. C	8,270	2,799,643
Pinterest, Inc., Cl. A*	22,790	504,343

		8,418,940
INTERNET SERVICES & INFRASTRUCTURE—0.7%
MongoDB, Inc., Cl. A*	1,230	456,736
Okta, Inc., Cl. A*	3,320	280,473

		737,209
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	8,707	1,591,640
IT CONSULTING & OTHER SERVICES—0.4%
Accenture PLC, Cl. A	1,581	416,815
LIFE SCIENCES TOOLS & SERVICES—0.5%
Agilent Technologies, Inc.	3,816	510,772
MOVIES & ENTERTAINMENT—2.3%
Netflix, Inc.*	16,053	1,340,265
Spotify Technology SA*	1,927	964,174

		2,304,439
PHARMACEUTICALS—1.0%
Merck & Co., Inc.	5,862	646,403
Zoetis, Inc.	3,189	398,051

		1,044,454
RAIL TRANSPORTATION—0.4%
Union Pacific Corp.	1,785	419,653
SEMICONDUCTOR MATERIALS & EQUIPMENT—5.6%
ASML Holding NV ADR	1,358	1,932,434
Lam Research Corp.	16,490	3,849,755

		5,782,189
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.4% (CONT.)
SEMICONDUCTORS—18.9%
Broadcom, Inc.	3,866	$ 1,280,806
First Solar, Inc.*	2,214	499,301
NVIDIA Corp.	78,941	15,087,993
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	7,602	2,512,917

		19,381,017
SPECIALTY CHEMICALS—0.5%
Ecolab, Inc.	1,645	463,874
SYSTEMS SOFTWARE—10.5%
Microsoft Corp.	24,920	10,722,827
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.8%
Apple, Inc.	25,563	6,633,087
Western Digital Corp.	5,537	1,385,524

		8,018,611
TRANSACTION & PAYMENT PROCESSING SERVICES—3.7%
Visa, Inc., Cl. A	11,635	3,744,492
TOTAL COMMON STOCKS (Cost $23,543,181)		98,618,472
PREFERRED STOCKS—0.7%
APPLICATION SOFTWARE—0.7%
Databricks, Inc., Series K(a),*,@	2,612	496,280
Databricks, Inc., Series L(a),*,@	1,118	212,420
TOTAL PREFERRED STOCKS (Cost $604,220)		708,700
REAL ESTATE INVESTMENT TRUSTS—1.3%
DATA CENTER—0.6%
Equinix, Inc.	810	664,953
INDUSTRIAL—0.7%
Prologis, Inc.	5,206	679,696
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $779,907)		1,344,649
SPECIAL PURPOSE VEHICLE—0.3%
APPLICATION SOFTWARE—0.3%
Disruptive Technology Solutions LI, LLC(a),*,@		314,000
(Cost $324,205)		314,000
See Notes to Financial Statements.

THE ALGER FUNDS II | ALGER RESPONSIBLE INVESTING FUND
Schedule of Investments January 31, 2026 (Unaudited) (Continued)

	SHARES	VALUE
SHORT-TERM SECURITIES—1.4%
MONEY MARKET FUNDS—1.4%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.58%(b)	1,457,676	$ 1,457,676
(Cost $1,457,676)		1,457,676

Total Investments (Cost $26,709,189)	100.1%	$102,443,497
Unaffiliated Securities (Cost $26,709,189)		102,443,497
Liabilities in Excess of Other Assets	(0.1)%	(135,136)
NET ASSETS	100.0%	$102,308,361

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of January 31, 2026.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 1/31/2026
Databricks, Inc., Series K	9/8/25	$391,800	$496,280	0.5%
Databricks, Inc., Series L	12/16/25	212,420	212,420	0.2%
Disruptive Technology Solutions LI, LLC	11/4/25	324,205	314,000	0.3%
Total		$928,425	$1,022,700	1.0%
See Notes to Financial Statements.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds II (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Spectra Fund, Alger Dynamic Opportunities Fund, Alger Emerging Markets Fund and Alger Responsible Investing Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.
Each Fund offers one or more of the following share classes: Class A, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares, Class Z shares and Class Y shares are generally sold to institutional investors and are sold without an initial or deferred sales charge and Class Z shares and Class Y shares are generally subject to a minimum initial investment of $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Funds' investment adviser (“Alger Management” or the “Investment Manager”), as its valuation designee (the “Valuation Designee”) to make fair

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Contracts for difference ("CFDs") are privately negotiated in the over-the-counter market ("OTC CFDs"). OTC CFDs are valued at the last reported sale or official closing price on the primary market or exchange of the underlying asset or liability. In the absence of quoted sales, such securities are generally valued at the bid price, or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds' own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. Each Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)
The Funds' valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, bookings multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, performance of comparable publicly traded securities, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.
NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2026 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, Alger Management has determined that presenting them by security type and sector is appropriate.

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$609,862,854	$609,862,854	$—	$—
Consumer Discretionary	670,992,273	670,992,273	—	—
Consumer Staples	11,146,962	11,146,962	—	—
Energy	47,666,546	47,666,546	—	—
Financials	56,422,874	56,422,874	—	—
Health Care	323,652,945	323,652,945	—	—
Industrials	330,178,808	330,178,808	—	—
Information Technology	2,208,087,617	2,184,548,093	23,539,524	—
Materials	59,339,909	59,339,909	—	—
Utilities	125,323,628	125,323,628	—	—
TOTAL COMMON STOCKS	$4,442,674,416	$4,419,134,892	$23,539,524	$—
PREFERRED STOCKS
Industrials	33,429,789	—	—	33,429,789
Information Technology	81,562,061	—	—	81,562,061
TOTAL PREFERRED STOCKS	$114,991,850	$—	$—	$114,991,850
SPECIAL PURPOSE VEHICLE
Information Technology	11,308,000	—	—	11,308,000
SHORT-TERM INVESTMENTS
Money Market Funds	67,269	67,269	—	—
TOTAL INVESTMENTS IN SECURITIES	$4,569,041,535	$4,419,202,161	$23,539,524	$126,299,850
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	(4,121,871)	(4,121,871)	—	—
Consumer Discretionary	(6,907,359)	(6,907,359)	—	—
Consumer Staples	(9,627,533)	(9,627,533)	—	—
Financials	(3,760,378)	(3,760,378)	—	—
Health Care	(17,301,414)	(17,301,414)	—	—
Industrials	(51,656,050)	(51,656,050)	—	—
Information Technology	(110,985,702)	(106,875,637)	(4,110,065)	—
Materials	(4,584,585)	(4,584,585)	—	—
TOTAL COMMON STOCKS	$(208,944,892)	$(204,834,827)	$(4,110,065)	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Spectra Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
EXCHANGE TRADED FUNDS
Market Indices	$(138,407,773)	$(138,407,773)	$—	$—
Utilities	(10,899,000)	(10,899,000)	—	—
TOTAL EXCHANGE TRADED FUNDS	$(149,306,773)	$(149,306,773)	$—	$—
TOTAL SECURITIES SOLD SHORT	$(358,251,665)	$(354,141,600)	$(4,110,065)	$—

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$16,720,476	$16,720,476	$—	$—
Consumer Discretionary	30,076,194	30,076,194	—	—
Consumer Staples	7,167,809	7,167,809	—	—
Financials	11,278,208	11,278,208	—	—
Health Care	40,843,590	40,714,635	—	128,955
Industrials	27,461,208	27,461,208	—	—
Information Technology	47,875,553	47,875,553	—	—
Materials	2,047,018	2,047,018	—	—
Real Estate	2,418,407	2,418,407	—	—
Utilities	4,308,237	4,308,237	—	—
TOTAL COMMON STOCKS	$190,196,700	$190,067,745	$—	$128,955
PREFERRED STOCKS
Health Care	780,671	—	—	780,671
Industrials	1,229,171	—	—	1,229,171
Information Technology	1,977,481	—	—	1,977,481
TOTAL PREFERRED STOCKS	$3,987,323	$—	$—	$3,987,323
RIGHTS
Health Care	— [1]	—	—	— [1]
SPECIAL PURPOSE VEHICLE
Information Technology	874,000	—	—	874,000
SHORT-TERM INVESTMENTS
Money Market Funds	7,226,970	7,226,970	—	—
U.S. Treasury Obligations	14,995,700	—	14,995,700	—
TOTAL SHORT-TERM INVESTMENTS	$22,222,670	$7,226,970	$14,995,700	$—
PURCHASED OPTIONS
Communication Services	198,600	198,600	—	—
Market Indices	269,275	269,275	—	—
TOTAL PURCHASED OPTIONS	$467,875	$467,875	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$217,748,568	$197,762,590	$14,995,700	$4,990,278
FINANCIAL DERIVATIVE INSTRUMENTS - ASSETS
Over the counter - Contracts for difference	152,877	—	152,877	—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Dynamic Opportunities Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
SECURITIES SOLD SHORT
COMMON STOCKS
Communication Services	$(2,675,191)	$(2,675,191)	$—	$—
Consumer Discretionary	(9,625,835)	(9,625,835)	—	—
Consumer Staples	(10,228,291)	(10,228,291)	—	—
Financials	(776,583)	(776,583)	—	—
Health Care	(11,949,576)	(11,949,576)	—	—
Industrials	(5,177,149)	(5,177,149)	—	—
Information Technology	(16,025,941)	(16,025,941)	—	—
Materials	(1,355,751)	(1,355,751)	—	—
Real Estate	(946,300)	(946,300)	—	—
TOTAL COMMON STOCKS	$(58,760,617)	$(58,760,617)	$—	$—
REAL ESTATE INVESTMENT TRUSTS
Real Estate	(241,657)	(241,657)	—	—
TOTAL SECURITIES SOLD SHORT	$(59,002,274)	$(59,002,274)	$—	$—
FINANCIAL DERIVATIVE INSTRUMENTS - LIABILITIES
Over the counter - Contracts for difference	(3,537)	—	(3,537)	—

Alger Emerging Markets Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$1,557,066	$—	$1,557,066	$—
Consumer Discretionary	2,051,064	1,045,727	1,005,337	—
Consumer Staples	1,215,152	958,230	256,922	—
Financials	4,154,233	1,958,196	2,196,037	—
Health Care	961,108	—	961,108	—
Industrials	4,245,983	1,134,070	3,111,913	—
Information Technology	5,420,471	398,325	5,022,146	—
Real Estate	667,094	—	667,094	—
TOTAL COMMON STOCKS	$20,272,171	$5,494,548	$14,777,623	$—
PREFERRED STOCKS
Consumer Discretionary	4,515	—	4,515	—
SHORT-TERM INVESTMENTS
Money Market Funds	176,979	176,979	—	—
TOTAL INVESTMENTS IN SECURITIES	$20,453,665	$5,671,527	$14,782,138	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Responsible Investing Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$11,098,550	$11,098,550	$—	$—
Consumer Discretionary	13,011,274	13,011,274	—	—
Consumer Staples	727,130	727,130	—	—
Financials	6,775,943	6,775,943	—	—
Health Care	4,518,322	4,518,322	—	—
Industrials	6,630,131	6,630,131	—	—
Information Technology	54,092,592	54,092,592	—	—
Materials	463,874	463,874	—	—
Utilities	1,300,656	1,300,656	—	—
TOTAL COMMON STOCKS	$98,618,472	$98,618,472	$—	$—
PREFERRED STOCKS
Information Technology	708,700	—	—	708,700
REAL ESTATE INVESTMENT TRUSTS
Real Estate	1,344,649	1,344,649	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	314,000	—	—	314,000
SHORT-TERM INVESTMENTS
Money Market Funds	1,457,676	1,457,676	—	—
TOTAL INVESTMENTS IN SECURITIES	$102,443,497	$101,420,797	$—	$1,022,700

[1]	Alger Dynamic Opportunities Fund's holdings of Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of January 31, 2026.

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Preferred Stocks
Opening balance at November 1, 2025	$68,543,421
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	13,018,640
Purchases and Sales/Distributions
Purchases	33,429,789
Sales/Distributions	—
Closing balance at January 31, 2026	114,991,850
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$13,018,640

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Spectra Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(367,510)
Purchases and Sales/Distributions
Purchases	11,675,510
Sales/Distributions	—
Closing balance at January 31, 2026	11,308,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(367,510)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Common Stocks
Opening balance at November 1, 2025	$125,469
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	3,486
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	128,955
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$3,486

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Preferred Stocks
Opening balance at November 1, 2025	$2,758,152
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	1,229,171
Sales/Distributions	—
Closing balance at January 31, 2026	3,987,323
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Rights
Opening balance at November 1, 2025	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at January 31, 2026	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Dynamic Opportunities Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(28,405)
Purchases and Sales/Distributions
Purchases	902,405
Sales/Distributions	—
Closing balance at January 31, 2026	874,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(28,405)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Preferred Stocks
Opening balance at November 1, 2025	$391,800
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	104,480
Purchases and Sales/Distributions
Purchases	212,420
Sales/Distributions	—
Closing balance at January 31, 2026	708,700
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$104,480

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Responsible Investing Fund	Special Purpose Vehicle
Opening balance at November 1, 2025	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(10,000)
Purchases and Sales/Distributions
Purchases	324,000
Sales/Distributions	—
Closing balance at January 31, 2026	314,000
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2026	$(10,000)

*	Includes securities that have been fair valued at zero.
The following table provides quantitative information about each Fund's Level 3 fair value measurements of its investments as of January 31, 2026. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund's fair value measurements.

	Fair Value January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$61,838,540	Market Approach	Revenue Multiple	22.00	N/A*
	19,723,521	Market Approach	Bookings Multiple	28.62x	N/A*
	12,865,288	Market Approach	Transaction Price (a)	N/A	N/A*
	20,564,501	Market Approach	Transaction Price (b)	N/A	N/A*
Special Purpose Vehicle	11,308,000	Market Approach	Transaction Price (c)	N/A	N/A*

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2026	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Dynamic Opportunities Fund
Common Stocks	$128,955	Market Approach	Revenue Multiple	2.26x	N/A*
Preferred Stocks	1,197,481	Market Approach	Bookings Multiple	28.62x	N/A*
	780,671	Market Approach	Revenue Multiple	2.26x	N/A*
	443,791	Market Approach	Transaction Price (a)	N/A	N/A*
	785,380	Market Approach	Transaction Price (b)	N/A	N/A*
Rights	—	Income Approach	Discount Rate Probability of Success (d)	100% 0.00%	N/A* N/A*
Special Purpose Vehicle	874,000	Market Approach	Transaction Price (c)	N/A	N/A*
Alger Responsible Investing Fund
Preferred Stocks	708,700	Market Approach	Revenue Multiple	22.00x	N/A*
Special Purpose Vehicle	314,000	Market Approach	Transaction Price (c)	N/A	N/A*

*	Each security type listed and respective valuation methodology and unobservable input, represents only one investment.
(a)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of January 29, 2026.

(b)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 18, 2025.

(c)
Fair value was determined based on the recent acquisition price (transaction price) as a best measure of fair value with no material changes in valuation assumptions since the acquisition date of November 4, 2025.

(d)	Tolero CDRs are classified as a Level 3 investment and are fair valued at zero as of January 31, 2026.
The significant unobservable inputs used in the fair value measurement of each Fund's securities are revenue, bookings, and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended January 31, 2026, there were no changes in valuation methodology on Level 3 investments.

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:

FASB Accounting Standards Codification 815 – Derivatives and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.
Options — The Funds seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Funds invest in a broadly diversified portfolio of common stocks, the Funds may also buy and sell call and put options on equities and equity indexes. The Funds may also purchase call options to increase their exposure to the stock market and also provide diversification of risk. The Funds may also purchase put options in order to protect from significant market declines that may occur over a short period of time. The Funds may also write covered call and cash secured put options to generate cash flows while reducing the volatility of the Funds’ portfolios. The cash flows may be an important source of the Funds’ returns, although written call options may reduce the Funds’ ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Funds with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options. During the period ended January 31, 2026, options were used in accordance with these objectives.
The Funds’ option contracts were not subject to any rights of offset with any counterparty. All of the Funds’ options were exchange traded which utilize a clearinghouse that acts as an intermediary between buyer and seller, receiving initial and maintenance margin from both, and guaranteeing performance of the option contract.
Contracts for Difference — The Funds may enter into CFDs. CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, a basket of stocks, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from a decrease in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be made at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, a Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.
NOTE 5 — Affiliated Securities:

During the period ended January 31, 2026, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the period ended January 31, 2026 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Spectra Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$4,271,809	$—
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	2,641,896	—
Total	—	—	—	—	$—	$—	$6,913,705	$—

THE ALGER FUNDS II
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2025	Shares Purchased	Shares Sold	Shares Held at January 31, 2026	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App (Dep)	Value at January 31, 2026
Alger Dynamic Opportunities Fund
Special Purpose Vehicle
Crosslink Ventures C, LLC, Cl. A1	—	—	—	—	$—	$—	$537,609	$—
Crosslink Ventures C, LLC, Cl. B1	—	—	—	—	—	—	317,605	—
Total	—	—	—	—	$—	$—	$855,214	$—

[1]	Crosslink Ventures C, LLC liquidated and distributed shares of Chime Financial, Inc. Class A during the period, and is no longer deemed an affiliate of the Fund.